Segmented Information	12 Months Ended
Dec. 31, 2022
Operating Segments [Abstract]
Segmented Information

4. Segmented Information
We have five reportable business segments: Canada, U.S., Asset Management, Asia and Corporate. These business segments operate in the financial services industry and reflect our management structure and internal financial reporting. Asset Management includes the results of our MFS and SLC Management business units. Corporate includes the results of our UK business unit and our Corporate Support operations, which include run-off reinsurance operations, as well as investment income, expenses, capital and other items not allocated to our other business groups.

Revenues from our business segments are derived primarily from life and health insurance, investment management and annuities, and mutual funds. Revenues not attributed to the strategic business units are derived primarily from Corporate investments and earnings on capital. Transactions between segments are executed and priced at an arm's-length basis in a manner similar to transactions with third parties.

The expenses in each business segment may include costs or services directly incurred or provided on their behalf at the enterprise level. For other costs not directly attributable to one of our business segments, we use a management reporting framework that uses assumptions, judgments, and methodologies for allocating overhead costs and indirect expenses to our business segments.

Intersegment transactions consist primarily of internal financing agreements which are measured at fair values prevailing when the arrangements are negotiated. Intersegment investment income consists primarily of interest paid by U.S. to Corporate. Intersegment fee income is primarily asset management fees paid by our business segments to Asset Management. SLC Management collects fee income and incurs the operational expenses associated with the management of the general fund assets. Intersegment transactions are eliminated in the Consolidation adjustments column in the following tables.

Management considers its external Clients to be individuals and corporations. We are not reliant on any individual Client as none is individually significant to our operations.

For the years ended	Canada	U.S.	Asset Management	Asia	Corporate	Consolidation adjustments	Total
December 31, 2022
Gross premiums:
Annuities	$3,909	$1	$—	$26	$9	$—	$3,945
Life insurance	6,308	1,515	—	3,512	60	—	11,395
Health insurance	6,493	7,298	—	25	4	—	13,820
Total gross premiums	16,710	8,814	—	3,563	73	—	29,160
Less: Ceded premiums	1,589	505	—	189	14	—	2,297
Net investment income (loss)	(4,864)	(2,306)	28	(3,242)	(1,113)	(90)	(11,587)
Fee income	1,610	297	5,729	620	106	(316)	8,046
Total revenue	11,867	6,300	5,757	752	(948)	(406)	23,322
Less:
Total benefits and expenses	10,344	5,571	4,215	218	(543)	(406)	19,399
Income tax expense (benefit)	363	143	345	63	(293)	—	621
Total net income (loss)	$1,160	$586	$1,197	$471	$(112)	$—	$3,302
Less:
Net income (loss) attributable to participating policyholders	160	—	—	(44)	—	—	116
Net income (loss) attributable to non-controlling interests	—	—	56	—	—	—	56
Shareholders’ net income (loss)	$1,000	$586	$1,141	$515	$(112)	$—	$3,130
December 31, 2021
Gross premiums:
Annuities	$3,874	$—	$—	$29	$14	$—	$3,917
Life insurance	5,848	1,452	—	3,542	83	—	10,925
Health insurance	5,989	4,624	—	24	27	—	10,664
Total gross premiums	15,711	6,076	—	3,595	124	—	25,506
Less: Ceded premiums	1,533	705	—	201	14	—	2,453
Net investment income (loss)	3,069	546	20	1,060	37	(99)	4,633
Fee income	1,611	81	5,835	642	111	(278)	8,002
Total revenue	18,858	5,998	5,855	5,096	258	(377)	35,688
Less:
Total benefits and expenses	16,651	5,375	4,591	3,838	513	(377)	30,591
Income tax expense (benefit)	384	124	372	113	(266)	—	727
Total net income (loss)	$1,823	$499	$892	$1,145	$11	$—	$4,370
Less:
Net income (loss) attributable to participating policyholders	265	—	—	70	—	—	335
Shareholders’ net income (loss)	$1,558	$499	$892	$1,075	$11	$—	$4,035
Assets and liabilities by segment are as follows:

	Canada	U.S.	Asset Management	Asia	Corporate	Consolidation adjustments	Total
As at December 31, 2022
Total general fund assets	$110,888	$37,282	$11,702	$37,072	$9,044	$(374)	$205,614
Investments for account of segregated fund holders	$109,058	$421	$—	$7,111	$8,702	$—	$125,292
Total general fund liabilities	$100,396	$30,190	$9,474	$29,662	$6,889	$(374)	$176,237
As at December 31, 2021
Total general fund assets	$110,499	$33,391	$10,024	$37,661	$14,187	$(388)	$205,374
Investments for account of segregated fund holders	$121,146	$519	$—	$7,609	$10,722	$—	$139,996
Total general fund liabilities	$100,838	$29,553	$8,010	$30,884	$8,404	$(388)	$177,301
The revenue and assets of our business segments differ from geographic segments primarily due to the geographic segmenting of our Asset Management and Corporate segments.

The following table shows revenue by country for Asset Management and Corporate:

	Asset Management		Corporate
For the years ended December 31,	2022	2021	2022	2021
Revenue:
United States	$5,173	$5,299	$61	$112
United Kingdom	288	289	(1,014)	74
Canada	251	233	9	75
Other countries	45	34	(4)	(3)
Total revenue	$5,757	$5,855	$(948)	$258

The following table shows total assets by country for Asset Management and Corporate:

	Asset Management		Corporate
As at December 31,	2022	2021	2022	2021
Total general fund assets:
United States	$9,933	$8,203	$1,536	$2,570
United Kingdom	940	1,064	4,827	6,892
Canada	581	582	2,500	4,533
Other countries	248	175	181	192
Total general fund assets	$11,702	$10,024	$9,044	$14,187
Investment for account of segregated fund holders:
United Kingdom	$—	$—	$8,702	$10,722
Total investment for account of segregated fund holders	$—	$—	$8,702	$10,722